Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of in Profit for the Years	In profit for the years:
	Year ended December 31,
	2023	2022	2021
Net profit attributable to equity holders of the parent (basic and diluted)	125,998	99,072	474,681
Weighted average of the number of ordinary shares attributable to earnings per share (basic and diluted)	1,297,864,359	1,297,864,359	1,297,864,359
Basic and diluted earnings per share to equity holders of the parent (in Colombian pesos)	97.08	76.33	365.74

Schedule of Continuing Operations	In continuing operations:
	Year ended December 31,
	2023	2022	2021
Net profit from continuing operations (basic and diluted)	308,174	249,238	593,217
Less: net income from continuing operations attributable to non-controlling interests	182,176	150,166	118,256
Net profit from continuing operations attributable to the equity holders of the parent (basic and diluted)	125,998	99,072	474,961
Weighted average of the number of ordinary shares attributable to earnings per share (basic and diluted)	1,297,864,359	1,297,864,359	1,297,864,359
Basic and diluted earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos)	97.08	76.33	365.96